Income Per Class A Unit	12 Months Ended
Dec. 31, 2014
Income Per Class A Unit [Abstract]
Income Per Unit

19.       Income Per Class A Unit

The following table provides a reconciliation of both net income and the number of Class A units used in the computation of (i) basic income per Class A unit - which includes the weighted average number of Class A units outstanding without regard to dilutive potential Class A units, and (ii) diluted income per Class A unit - which includes the weighted average Class A units and dilutive unit equivalents. Dilutive unit equivalents may include our Series A convertible preferred units, Vornado stock options and restricted units.

(Amounts in thousands, except per unit amounts)	Year Ended December 31,
	2014	2013	2012
Numerator:
Income (loss) from continuing operations, net of income attributable to
noncontrolling interests	$328,519	$(62,146)	$351,979
Income from discontinued operations, net of income attributable to noncontrolling
interests	583,946	562,934	310,544
Net income attributable to Vornado Realty L.P.	912,465	500,788	662,523
Preferred unit distributions	(81,514)	(83,965)	(86,873)
Preferred unit redemptions	-	(1,130)	8,948
Net income attributable to Class A unitholders	830,951	415,693	584,598
Earnings allocated to unvested participating securities	(4,260)	(2,705)	(3,413)
Numerator for basic income per Class A unit	826,691	412,988	581,185
Impact of assumed conversions:
Convertible preferred unit distributions	97	-	113
Numerator for diluted income per Class A unit	$826,788	$412,988	$581,298

Denominator:
Denominator for basic income per Class A unit – weighted average units	198,213	197,551	197,082
Effect of dilutive securities (1):
Vornado stock options and restricted unit awards	1,557	1,092	1,002
Convertible preferred units	43	-	50
Denominator for diluted income per Class A unit – weighted average units and
assumed conversions	199,813	198,643	198,134

INCOME (LOSS) PER CLASS A UNIT – BASIC:
Income (loss) from continuing operations, net	$1.22	$(0.76)	$1.37
Income from discontinued operations, net	2.95	2.85	1.58
Net income per Class A unit	$4.17	$2.09	$2.95

INCOME (LOSS) PER CLASS A UNIT – DILUTED:
Income (loss) from continuing operations, net	$1.22	$(0.75)	$1.36
Income from discontinued operations, net	2.92	2.83	1.57
Net income per Class A unit	$4.14	$2.08	$2.93

(1)	The effect of dilutive securities in the years ended December 31, 2014, 2013 and 2012 excludes an aggregate of 116, 818 and 2,796 weighted average Class A unit equivalents, respectively, as their effect was anti-dilutive.